INCOME TAXES (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred Taxes By Report [Line Items]
Deferred tax assets (liabilities) - net	$ 246	$ 406
Prepaid Expenses And Other Current Assets [Member]
Deferred Taxes By Report [Line Items]
Deferred tax assets (liabilities) - net	993	1,084
Other Current Liabilities [Member]
Deferred Taxes By Report [Line Items]
Deferred tax assets (liabilities) - net	(34)	(37)
Other Assets Deferred Taxes And Deferred Charges [Member]
Deferred Taxes By Report [Line Items]
Deferred tax assets (liabilities) - net	388	606
Deferred income taxes [Member]
Deferred Taxes By Report [Line Items]
Deferred tax assets (liabilities) - net	$ (1,101)	$ (1,247)